Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and due from banks	$ 133,511	$ 129,078
Money market instruments	104,188	17,952
Cash and cash equivalents	237,699	147,030
Investment securities:
Securities available-for-sale, at fair value (amortized cost of $1,299,980 and $1,222,143 at December 31, 2014 and 2013, respectively)	1,301,915	1,176,266
Securities held-to-maturity, at amortized cost (fair value of $143,490 and $187,402 at December 31, 2014 and 2013, respectively)	140,562	182,061
Other investment securities	58,311	65,907
Total investment securities	1,500,788	1,424,234
Total loans	4,829,682	4,620,505
Allowance for loan losses	(54,352)	(59,468)
Net loans	4,775,330	4,561,037
Other assets:
Bank owned life insurance	171,928	169,284
Goodwill	72,334	72,334
Premises and equipment, net	55,479	55,278
Accrued interest receivable	17,677	18,335
OREO	22,605	34,636
Mortgage loan servicing rights	8,613	9,013
Other	140,803	147,166
Total other assets	489,439	506,046
Total assets	7,003,256	6,638,347
Deposits:
Non-interest bearing	1,269,296	1,193,553
Interest bearing	3,858,704	3,596,441
Total deposits	5,128,000	4,789,994
Short-term borrowings	276,980	242,029
Long-term debt	786,602	810,541
Subordinated notes	45,000	80,250
Total borrowings	1,108,582	1,132,820
Other liabilities:
Accrued interest payable	2,551	2,901
Other	65,525	60,885
Total other liabilities	68,076	63,786
Total liabilities	6,304,658	5,986,600
Commitments and Contingencies
Shareholders’ equity:
Preferred Stock, Value, Issued	0	0
Common shares, no par value (20,000,000 shares authorized; 16,150,888 and 16,150,941 shares issued at December 31, 2014 and 2013, respectively)	303,104	302,651
Accumulated other comprehensive loss, net	(13,608)	(35,419)
Retained earnings	486,541	460,643
Less: Treasury shares (758,489 and 738,989 shares at December 31, 2014 and 2013, respectively)	(77,439)	(76,128)
Total shareholders’ equity	698,598	651,747
Total liabilities and shareholders’ equity	$ 7,003,256	$ 6,638,347